PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands):

	July 31, 2021	October 31, 2020

Leasehold improvements	$-	$2,335
Laboratory equipment	373	1,218
Furniture and fixtures	-	744
Computer equipment	409	409
Construction in progress	-	19
Total property and equipment	782	4,725
Accumulated depreciation and amortization	(504)	(2,332)
Net property and equipment	$278	$2,393

Property and equipment consists of the following (in thousands):

	October 31,
	2020	2019
Leasehold improvements	$2,335	$2,335
Laboratory equipment	1,218	3,405
Furniture and fixtures	744	744
Computer equipment	409	409
Construction in progress	19	83
Total property and equipment	4,725	6,976
Accumulated depreciation and amortization	(2,332)	(2,626)
Net property and equipment	$2,393	$4,350